Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]	This section also contains graphical disclosures of the pay versus performance relationship based on the information in the Pay Versus Performance Table.

							Value of Initial Fixed $100 Investment Based On:
Year	Summary Compensation Table Total for PEO (Harmening)	Compensation Actually Paid to PEO (Harmening) [1,6]	Summary Compensation Table Total for PEO (Flynn)	Compensation Actually Paid to PEO (Flynn)[1,6]	Average Summary Compensation Table Total for Non-PEO NEOs	Average Compensation Actually Paid to Non-PEO NEOs[1,6]	Total Shareholder Return[2]	Peer Group Total Shareholder Return (KBW Nasdaq Regional Banking Total Return Index)[3]	Net Income[4]	Operating Leverage[5]
2022	$6,066,586	$6,445,013	N/A	N/A	$1,603,303	$1,653,420	$117.92	$116.10	$366,122	11.9%
2021	$11,330,092	$11,317,941	$3,393,524	$4,998,727	$1,393,032	$1,608,777	$111.27	$124.74	$350,994	3.5%
2020	N/A	N/A	$4,160,306	$1,895,528	$1,043,338	$608,069	$81.07	$91.29	$306,771	-6.2%

Named Executive Officers, Footnote [Text Block]	Amounts represent compensation actually paid (“CAP”) to our principal executive officers, or “PEOs”, and the average compensation actually paid to our remaining NEOs for the relevant fiscal year, as determined under SEC rules (and described below), which includes the individuals indicated in the table below for each fiscal year:

Year	PEO(s)	Non-PEO NEOs
2022	Andrew J. Harmening	Derek S. Meyer, Christopher J. Del Moral-Niles, John A. Utz, Randall J. Erickson, David L. Stein
2021	Andrew J. Harmening and Philip B. Flynn	Christopher J. Del Moral-Niles, John A. Utz, Randall J. Erickson, David L. Stein
2020	Philip B. Flynn	Christopher J. Del Moral-Niles, John A. Utz, Randall J. Erickson, David L. Stein

Peer Group Issuers, Footnote [Text Block]	For the relevant fiscal year, represents the cumulative TSR of the KBW Nasdaq Regional Banking Total Return Index (^KRXTR). The KRXTR is comprised of approximately 50 publicly traded regional banks or thrifts listed on U.S. stock markets. This index was determined by management to represent the nearest equivalent to the KBW Nasdaq Regional Banking Index (^KRX) used for purposes of the Total Shareholder Return Performance Graph in the Company’s Annual Report on Form 10-K for the year ended December 31, 2022. The KRX is not suitable for determining peer group TSR in accordance with the regulations applicable to the pay versus performance disclosure in this section.
PEO Total Compensation Amount	$ 6,066,586	$ 11,330,092	$ 4,160,306
PEO Actually Paid Compensation Amount	$ 6,445,013	11,317,941	1,895,528
Adjustment To PEO Compensation, Footnote [Text Block]	CAP to our NEOs represents the “Total” compensation reported in the Summary Compensation Table for the applicable fiscal year, adjusted as follows:

	2022		2021			2020
Adjustments	PEO: Andrew J. Harmening	Average non-PEO NEOs	PEO: Andrew J. Harmening	PEO: Philip B. Flynn	Average non-PEO NEOs	PEO: Philip B. Flynn	Average non-PEO NEOs
As Reported Summary Compensation Table Total	$6,066,586	$1,603,303	$11,330,092	$3,393,524	$1,393,032	$4,160,306	$1,043,338
(-) Grant Date Fair Value of Stock Awards Granted in FY	$2,499,973	$538,188	$9,174,980	$678,117	$522,981	$2,624,973	$522,975
(+) Awards granted in CFY that are outstanding and unvested as of end of CFY	$2,306,902	$554,732	$7,214,058	$640,950	$494,315	$1,881,061	$380,281
(+) Awards that are granted and vest in the same CFY	$0	$0	$1,948,770	$0	$0	$503,956	$103,236
(+) Prior year awards outstanding and unvested as of end of CFY	$655,113	$225,292	$0	$240,590	$213,615	$-1,954,199	$-362,670
(+) Prior year awards that vest in CFY	$-151,049	$38,030	$0	$1,262,342	$50,105	$-329,480	$-68,831
(-) Prior year awards that fail to meet vesting conditions during CFY	$0	$242,235	$0	$0	$33,991	$0	$0
(+) Dividends or other earnings paid on all awards in CFY prior to vesting date	$69,237	$15,410	$0	$142,270	$17,669	$262,311	$39,549
(-) Change in Pension Value and Non-Qualified Deferred Compensation Earnings	$4,575	$6,552	$0	$10,864	$11,535	$11,320	$11,936
(+) Pension Adjustment	$2,772	$3,628	$0	$8,033	$8,548	$7,867	$8,078
= Compensation Actually Paid	$6,445,013	$1,653,420	$11,317,941	$4,998,727	$1,608,777	$1,895,528	$608,069
FY = Fiscal Year
CFY = Covered Fiscal Year

Non-PEO NEO Average Total Compensation Amount	$ 1,603,303	1,393,032	1,043,338
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,653,420	1,608,777	608,069
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]	CAP to our NEOs represents the “Total” compensation reported in the Summary Compensation Table for the applicable fiscal year, adjusted as follows:

	2022		2021			2020
Adjustments	PEO: Andrew J. Harmening	Average non-PEO NEOs	PEO: Andrew J. Harmening	PEO: Philip B. Flynn	Average non-PEO NEOs	PEO: Philip B. Flynn	Average non-PEO NEOs
As Reported Summary Compensation Table Total	$6,066,586	$1,603,303	$11,330,092	$3,393,524	$1,393,032	$4,160,306	$1,043,338
(-) Grant Date Fair Value of Stock Awards Granted in FY	$2,499,973	$538,188	$9,174,980	$678,117	$522,981	$2,624,973	$522,975
(+) Awards granted in CFY that are outstanding and unvested as of end of CFY	$2,306,902	$554,732	$7,214,058	$640,950	$494,315	$1,881,061	$380,281
(+) Awards that are granted and vest in the same CFY	$0	$0	$1,948,770	$0	$0	$503,956	$103,236
(+) Prior year awards outstanding and unvested as of end of CFY	$655,113	$225,292	$0	$240,590	$213,615	$-1,954,199	$-362,670
(+) Prior year awards that vest in CFY	$-151,049	$38,030	$0	$1,262,342	$50,105	$-329,480	$-68,831
(-) Prior year awards that fail to meet vesting conditions during CFY	$0	$242,235	$0	$0	$33,991	$0	$0
(+) Dividends or other earnings paid on all awards in CFY prior to vesting date	$69,237	$15,410	$0	$142,270	$17,669	$262,311	$39,549
(-) Change in Pension Value and Non-Qualified Deferred Compensation Earnings	$4,575	$6,552	$0	$10,864	$11,535	$11,320	$11,936
(+) Pension Adjustment	$2,772	$3,628	$0	$8,033	$8,548	$7,867	$8,078
= Compensation Actually Paid	$6,445,013	$1,653,420	$11,317,941	$4,998,727	$1,608,777	$1,895,528	$608,069
FY = Fiscal Year
CFY = Covered Fiscal Year

Compensation Actually Paid vs. Total Shareholder Return [Text Block]	TSR amounts reported in the graph assume an initial fixed investment of $100, and that all dividends, if any, were reinvested.
Compensation Actually Paid vs. Net Income [Text Block]
The following graph compares (i) compensation actually paid to our PEOs and the average compensation actually paid to our other NEOs to (ii) our net income, for the fiscal years ended December 31, 2020, 2021 and 2022.

Compensation Actually Paid vs. Company Selected Measure [Text Block]
The following graph compares (i) compensation actually paid to our PEOs and the average compensation actually paid to our other NEOs to (ii) our adjusted operating leverage, for the fiscal years ended December 31, 2020, 2021 and 2022.

(1) Operating leverage is calculated by taking the year over year percentage change in Total Revenue Before Long-Term Credit Charge minus the percentage change in Total noninterest expense. A positive ratio shows that revenue is growing faster than expenses. Whereas a negative ratio indicates that expenses are accumulating faster than revenue. The 2021 and 2020 ratios have been adjusted to exclude the $163 million pre-tax gain on sale of ABRC.

Tabular List [Table Text Block]

Company-selected performance measures
Operating leverage
Revenue (growth)
Net Income After Tax
ROATCE
EPS
Efficiency Ratio

Total Shareholder Return Amount	$ 117.92	111.27	81.07
Peer Group Total Shareholder Return Amount	116.10	124.74	91.29
Net Income (Loss)	$ 366,122,000	$ 350,994,000	$ 306,771,000
Company Selected Measure Amount	0.119	0.035	(0.062)
PEO Name	Andrew J. Harmening	Andrew J. Harmening and Philip B. Flynn	Philip B. Flynn
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Operating leverage
Non-GAAP Measure Description [Text Block]	Operating leverage is calculated by taking the year over year percentage change in Total Revenue Before Long-Term Credit Charge minus the percentage change in Total noninterest expense. A positive ratio shows that revenue is growing faster than expenses. Whereas a negative ratio indicates that expenses are accumulating faster than revenue. The 2021 and 2020 ratios have been adjusted to exclude the $163 million pre-tax gain on sale of ABRC.
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Revenue (growth)
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Net Income After Tax
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	ROATCE
Measure [Axis]: 5
Pay vs Performance Disclosure [Table]
Measure Name	EPS
Measure [Axis]: 6
Pay vs Performance Disclosure [Table]
Measure Name	Efficiency Ratio
Adjustment, Deductions for Various Reasons [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		$ 163,000,000	$ 163,000,000
Flynn [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount		3,393,524	4,160,306
PEO Actually Paid Compensation Amount		4,998,727	1,895,528
Harmening [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount		11,330,092
PEO Actually Paid Compensation Amount		11,317,941
PEO [Member] | Grant Date Fair Value of Stock Awards Granted in FY [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 2,499,973		2,624,973
PEO [Member] | Awards granted in CFY that are outstanding and unvested as of end of CFY [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	2,306,902		1,881,061
PEO [Member] | Awards that are granted and vest in the same CFY [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0		503,956
PEO [Member] | Prior year awards outstanding and unvested as of end of CFY [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	655,113		(1,954,199)
PEO [Member] | Prior year awards that vest in CFY [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(151,049)		(329,480)
PEO [Member] | Prior year awards that fail to meet vesting conditions during CFY [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0		0
PEO [Member] | Dividends or other earnings paid on all awards in CFY prior to vesting date [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	69,237		262,311
PEO [Member] | Change in Pension Value and Non-Qualified Deferred Compensation Earnings [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	4,575		11,320
PEO [Member] | Pension Adjustment [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	2,772		7,867
PEO [Member] | Flynn [Member] | Grant Date Fair Value of Stock Awards Granted in FY [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		678,117
PEO [Member] | Flynn [Member] | Awards granted in CFY that are outstanding and unvested as of end of CFY [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		640,950
PEO [Member] | Flynn [Member] | Awards that are granted and vest in the same CFY [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0
PEO [Member] | Flynn [Member] | Prior year awards outstanding and unvested as of end of CFY [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		240,590
PEO [Member] | Flynn [Member] | Prior year awards that vest in CFY [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		1,262,342
PEO [Member] | Flynn [Member] | Prior year awards that fail to meet vesting conditions during CFY [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0
PEO [Member] | Flynn [Member] | Dividends or other earnings paid on all awards in CFY prior to vesting date [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		142,270
PEO [Member] | Flynn [Member] | Change in Pension Value and Non-Qualified Deferred Compensation Earnings [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		10,864
PEO [Member] | Flynn [Member] | Pension Adjustment [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		8,033
PEO [Member] | Harmening [Member] | Grant Date Fair Value of Stock Awards Granted in FY [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		9,174,980
PEO [Member] | Harmening [Member] | Awards granted in CFY that are outstanding and unvested as of end of CFY [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		7,214,058
PEO [Member] | Harmening [Member] | Awards that are granted and vest in the same CFY [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		1,948,770
PEO [Member] | Harmening [Member] | Prior year awards outstanding and unvested as of end of CFY [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0
PEO [Member] | Harmening [Member] | Prior year awards that vest in CFY [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0
PEO [Member] | Harmening [Member] | Prior year awards that fail to meet vesting conditions during CFY [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0
PEO [Member] | Harmening [Member] | Dividends or other earnings paid on all awards in CFY prior to vesting date [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0
PEO [Member] | Harmening [Member] | Change in Pension Value and Non-Qualified Deferred Compensation Earnings [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0
PEO [Member] | Harmening [Member] | Pension Adjustment [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0
Non-PEO NEO [Member] | Grant Date Fair Value of Stock Awards Granted in FY [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	538,188	522,981	522,975
Non-PEO NEO [Member] | Awards granted in CFY that are outstanding and unvested as of end of CFY [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	554,732	494,315	380,281
Non-PEO NEO [Member] | Awards that are granted and vest in the same CFY [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	103,236
Non-PEO NEO [Member] | Prior year awards outstanding and unvested as of end of CFY [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	225,292	213,615	(362,670)
Non-PEO NEO [Member] | Prior year awards that vest in CFY [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	38,030	50,105	(68,831)
Non-PEO NEO [Member] | Prior year awards that fail to meet vesting conditions during CFY [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	242,235	33,991	0
Non-PEO NEO [Member] | Dividends or other earnings paid on all awards in CFY prior to vesting date [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	15,410	17,669	39,549
Non-PEO NEO [Member] | Change in Pension Value and Non-Qualified Deferred Compensation Earnings [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	6,552	11,535	11,936
Non-PEO NEO [Member] | Pension Adjustment [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 3,628	$ 8,548	$ 8,078